EXHIBIT 99.1
Santander Drive Auto Receivables Trust 2011-1
Class A-1 0.31193% Asset Backed Notes
Class A-2 0.94% Asset Backed Notes
Class A-3 1.28% Asset Backed Notes
Class B 2.35% Asset Backed Notes
Class C 3.11% Asset Backed Notes
Class D 4.01% Asset Backed Notes
Class E 5.76% Asset Backed Notes
Servicer’s Certificate
This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2011-1, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of May 04, 2011. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	09/01/2011
Collection Period Ending:	09/30/2011
Prev. Distribution/Close Date:	09/15/2011
Distribution Date:	10/17/2011
Days of Interest for Period:	32
Days in Collection Period:	30
Months Seasoned:	6

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	100,634	03/31/2011	05/04/2011	1,322,751,322.85

Total	100,634			1,322,751,322.85

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance		{1}	1,163,710,073.13

Monthly principal amounts
{2} Scheduled payments	{2}	17,328,504.03
{3} Prepayments received (partial and full)	{3}	9,106,043.52
{4} Repurchased Receivables	{4}	132,937.53
{5} Defaulted Receivables	{5}	10,404,904.04
{6} Cram Down Losses	{6}	145,008.55
{7} Other Receivables adjustments	{7}	—

{8} Total Principal distributable amount		{8}	37,117,397.67

{9} End of period aggregate Principal Balance		{9}	1,126,592,675.46

{10} Pool Factor ({9}/ Original Pool Balance)		{10}	0.851704

II. NOTE BALANCE CALCULATION

			Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance		{11}	361,720,000.00	348,910,000.00	155,770,000.00	145,500,000.00	79,370,000.00	119,050,000.00	39,680,000.00	1,250,000,000.00

{12} Beginning of period Note Balance		{12}	153,033,896.66	348,910,000.00	155,770,000.00	145,500,000.00	79,370,000.00	119,050,000.00	39,680,000.00	1,041,313,896.66
{13} First Allocation of Principal		{13}	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal		{14}	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal		{15}	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal		{16}	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal		{17}	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal		{18}	42,716,441.29	—	—	—	—	—	—	42,716,441.29
{19} Optional Purchase payment amount		{19}	—	—	—	—	—	—	—	—
{20} End of period Note Balance		{20}	110,317,455.37	348,910,000.00	155,770,000.00	145,500,000.00	79,370,000.00	119,050,000.00	39,680,000.00	998,597,455.37
{21} Note Pool Factors		{21}	0.304980	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.798878
{22} Principal payment per $1,000		{22}	279.13	—	—	—	—	—	—	41.02

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received								{23}	17,328,504.03
{24} Partial and full prepayments received								{24}	9,106,043.52
{25} Liquidation Proceeds								{25}	2,933,511.72
{26} Repurchased Receivables (principal and interest)								{26}	1,542,962.97
{27} Interest collected on Receivables								{27}	15,917,389.78
{28} Other amounts received								{28}	358,131.33
{29} Reserve Account Excess Amount								{29}	—
{30} Reserve Account Draw Amount								{30}	—

{31} Total Available Funds									{31}	47,186,543.35

Distributions
{32} Indenture Trustee Fee								{32}	—
{33} Owner Trustee Fee								{33}	—

Servicing Fee

			Carryover	Change from
	Calculated Fee		Shortfall	prior period	Total
{34}	2,909,275.18		—	—	2,909,275.18			{34}	2,909,275.18

Class A Accrued Note Interest

			Beginning				Calculated
	Class		Note Balance	Interest Rate	Days	Days Basis	Interest
{35}	Class A-1		153,033,896.66	0.31193%	32	Actual/360	42,431.88	{35}	42,431.88
{36}	Class A-2		348,910,000.00	0.94%	30	30/360	273,312.83	{36}	273,312.83
{37}	Class A-3		155,770,000.00	1.28%	30	30/360	166,154.67	{37}	166,154.67

Class A Accrued Note Interest

					Carryover
			Carryover	Change from	Shortfall per
	Class		Shortfall	prior period	$1,000

{38}	Class A-1		—	—	—			{38}	—
{39}	Class A-2		—	—	—			{39}	—
{40}	Class A-3		—	—	—			{40}	—

{41} First Allocation of Principal								{41}	—

Class B Accrued Note Interest

			Beginning				Calculated
	Class		Note Balance	Interest Rate	Days	Days Basis	Interest

{42}	Class B		145,500,000.00	2.35%	30	30/360	284,937.50	{42}	284,937.50

Class B Accrued Note Interest

					Carryover
			Carryover	Change from	Shortfall per
	Class		Shortfall	prior period	$1,000

{43}	Class B		—	—	—			{43}	—

{44} Second Allocation of Principal								{44}	—

Class C Accrued Note Interest

		Beginning				Calculated
	Class	Note Balance	Interest Rate	Days	Days Basis	Interest
{45}	Class C	79,370,000.00	3.11%	30	30/360	205,700.58	{45}	205,700.58

Class C Accrued Note Interest

				Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000

{46}	Class C	—	—	—			{46}	—

{47}	Third Allocation of Principal						{47}	—

Class D Accrued Note Interest

		Beginning				Calculated
	Class	Note Balance	Interest Rate	Days	Days Basis	Interest

{48}	Class D	119,050,000.00	4.01%	30	30/360	397,825.42	{48}	397,825.42

Class D Accrued Note Interest
				Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000

{49}	Class D	—	—	—			{49}	—

{50}	Fourth Allocation of Principal						{50}	—

Class E Accrued Note Interest

		Beginning				Calculated
	Class	Note Balance	Interest Rate	Days	Days Basis	Interest

{51}	Class E	39,680,000.00	5.76%	30	30/360	190,464.00	{51}	190,464.00

Class E Accrued Note Interest
				Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000

{52}	Class E	—	—	—			{52}	—

{53}	Fifth Allocation of Principal						{53}	—
{54}	Reserve Account deposit						{54}	—
{55}	Regular Allocation of Principal						{55}	42,716,441.29
{56}	Distribution to Residual Interestholder						{56}	—

{57}	Total Distribution Amount							{57}	47,186,543.35

IV.	RECONCILIATION OF RESERVE ACCOUNT

{58}	Beginning of period Reserve Account balance						{58}	26,455,026.46
{59}	Deposit to Reserve Account						{59}	—
{60}	Release from Reserve Account						{60}	—

{61}	End of period Reserve Account balance							{61}	26,455,026.46

{62}	Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)							{62}	26,455,026.46
{63}	Change in Reserve Account balance from prior period							{63}	—

V.	OVERCOLLATERALIZATION

	Target Overcollateralization (greater of)
{64}	(i) 15.00% of the Principal Balance of the Receivables at the end of the Collection Period and							{64}	168,988,901.32
{65}	(ii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date							{65}	19,841,269.84

{66}	Level I Net Loss Trigger							{66}	No
{67}	Target Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.0%)							{67}	281,648,168.87

{68}	End of period Principal Balance of the Receivables						{68}	1,126,592,675.46
{69}	End of period Note Balance						{69}	998,597,455.37
{70}	Overcollateralization amount at the end of the Collection Period							{70}	127,995,220.09
{71}	Overcollateralization % at the end of the Collection Period							{71}	11.36%

VI.	STATISTICAL DATA

							Original	Previous	Current

{72}	Principal Balance of the Receivables					{72}	1,322,751,322.85	1,163,710,073.13	1,126,592,675.46
{73}	Weighted average coupon of the Receivables					{73}	16.84%	16.91%	16.91%
{74}	Weighted average original term of the Receivables					{74}	69.00	68.86	68.86
{75}	Weighted average remaining term of the Receivables					{75}	55.00	51.07	50.50
{76}	Number of Receivables					{76}	100,634	92,410	90,116

VII.	DELINQUENCY

							Units	Dollars	Percentage

	Receivables with Scheduled Payment Delinquent
{77}	31-60 days					{77}	9,035	103,588,496.46	9.19%
{78}	61-90 days					{78}	2,841	31,313,270.71	2.78%
{79}	over 90 days					{79}	1,229	13,858,767.94	1.23%
{80}	Total					{80}	13,105	148,760,535.11	13.20%

VIII.	REPOSSESSION INVENTORY

								Units	Dollars

{81}	Beginning of period Repossessed Inventory						{81}	555	7,097,120.56
{82}	Vehicles Repossessed in current period						{82}	765	9,391,306.94
{83}	Repossessed vehicles sold in current period						{83}	460	5,766,025.34
{84}	Repossessed vehicles reinstated in current period						{84}	197	2,042,043.71
{85}	Repossessed vehicle adjustment in current period						{85}	25	407,356.09
{86}	End of period Repossessed Inventory						{86}	638	8,273,002.36

IX. CUMULATIVE NET LOSS RATIO

{87} Receivables becoming Defaulted Receivables during period	{87}	10,404,904.04
{88} Cram Down Losses occurring during period	{88}	145,008.55
{89} Liquidation Proceeds collected during period	{89}	864,565.05
{90} Net losses during period	{90}	7,618,316.85

{91} Net losses since Cut-off Date (end of period)	{91}	20,150,517.92
{92} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{92}	1.52%
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.
Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain

Name:	Mark McCastlain
Title:	Vice President
Date:	October 10, 2011